Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Deposits outstanding, beginning of year	€ 29	€ 33
Net movement in deposits during the period	(7)	(4)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	0
Deposits outstanding, end of year	€ 22	€ 29